Trade receivables (Details 4) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,600	$ 8,202
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,600	8,202
Trade receivables [member] | USD
Disclosure of provision matrix [line items]
Total trade receivables, net	3,451	3,432
Trade receivables [member] | EUR
Disclosure of provision matrix [line items]
Total trade receivables, net	1,533	1,366
Trade receivables [member] | JPY
Disclosure of provision matrix [line items]
Total trade receivables, net	600	567
Trade receivables [member] | CNY
Disclosure of provision matrix [line items]
Total trade receivables, net	312	264
Trade receivables [member] | RUB
Disclosure of provision matrix [line items]
Total trade receivables, net	268	347
Trade receivables [member] | BRL
Disclosure of provision matrix [line items]
Total trade receivables, net	237	222
Trade receivables [member] | GBP
Disclosure of provision matrix [line items]
Total trade receivables, net	208	160
Trade receivables [member] | AUD
Disclosure of provision matrix [line items]
Total trade receivables, net	165	147
Trade receivables [member] | CHF
Disclosure of provision matrix [line items]
Total trade receivables, net	127	135
Trade receivables [member] | CAD
Disclosure of provision matrix [line items]
Total trade receivables, net	73	97
Trade receivables [member] | Others
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 1,626	$ 1,465